Trade and other receivables (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		€ 10,182
Receivables from operators in E&P activities	€ 3,024	3,369
Trade receivables	14,101	15,421	€ 14,156
Exploration & Production [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	9,520	10,182
Receivables from divestments	122	597
Other receivables	1,435	1,273
Trade receivables	€ 14,101	€ 15,421